Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares issued	17,051,893	9,311,639
Common stock outstanding	17,051,893	9,311,639
Treasury Stock par value	$ 0.0001	$ 0.0001
Treasury Stock shares outstanding	37,500	37,500
A A And A A A Preferred Stock [Member]
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock shares authorized	2,750,000	2,750,000
Preferred Stock shares issued	31,413	31,413
Preferred stock shares outstanding	31,413	31,413
Preferred stock Series C [Member]
Preferred Stock par value	$ 0.0001	$ 0.0001
Preferred Stock shares authorized	1,500	1,500
Preferred Stock shares issued	0	0
Preferred stock shares outstanding	0	0
Preferred Stock Series E [Member]
Preferred Stock par value	$ 80	$ 80
Preferred Stock shares authorized	70,000	70,000
Preferred Stock shares issued	61,688	61,688
Preferred stock shares outstanding	61,688	61,688